Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating activities
Net income	$ 212,716,000		$ 128,884,000		$ 192,927,000
Adjustments to reconcile net income to net cash provided from (used in) operating activities:
Depreciation and amortization expenses	423,605,000		202,543,000		164,923,000
Other amortization expenses	16,851,000		17,169,000		15,412,000
Provision for loan losses	2,010,000		29,684,000		23,261,000
Impairment of assets	12,194,000		947,000		25,223,000
Stock-based compensation expense	10,786,000		11,823,000		9,633,000
Loss (gain) on extinguishment of debt	(979,000)		34,171,000		25,107,000
Distributions by unconsolidated entities operating	(6,149,000)		0		0
Income from unconsolidated entities	(5,772,000)		(6,673,000)		0
Rental income less than (in excess of) cash received	(31,578,000)		(6,594,000)		11,259,000
Amortization related to above (below) market leases, net	(2,507,000)		(2,856,000)		(1,713,000)
Loss (gain) on sales of properties	(61,160,000)		(36,115,000)		(43,394,000)
Other income less than (in excess of) cash received	0		0		5,000,000
Increase (decrease) in accrued expenses and other liabilities	10,653,000		12,293,000		(311,000)
Decrease (increase) in receivables and other assets	(4,744,000)		(20,535,000)		(36,068,000)
Net cash provided from (used in) operating activities	588,224,000		364,741,000		381,259,000
Investing activities
Investment in real property, net of cash acquired	(4,905,122,000)		(2,074,176,000)		(598,959,000)
Capitalized interest	(13,164,000)		(20,792,000)		(41,170,000)
Investment in real estate loans receivable	(51,477,000)		(97,265,000)		(74,417,000)
Other investments, net of payments	(22,986,000)		(133,894,000)		(22,133,000)
Principal collected on real estate loans receivable	188,811,000		43,495,000		111,779,000
Contributions to unconsolidated entities	(2,784,000)		(196,413,000)		0
Distributions by unconsolidated entities investing	9,135,000		103,000		0
Decrease (increase) in restricted cash	30,248,000		(52,124,000)		130,833,000
Proceeds from sales of real property	247,210,000		219,027,000		224,007,000
Net cash provided from (used in) investing activities	(4,520,129,000)		(2,312,039,000)		(270,060,000)
Financing activities
Net increase (decrease) under unsecured lines of credit arrangements	310,000,000		160,000,000		(430,000,000)
Proceeds from issuance of senior unsecured notes	1,381,086,000		1,821,683,000		0
Payments to extinguish senior unsecured notes	(3,000)		(495,542,000)		(201,048,000)
Net proceeds from the issuance of secured debt	119,030,000		154,306,000		276,277,000
Payments on secured debt	(85,111,000)		(217,711,000)		(107,736,000)
Net proceeds from the issuance of common stock	2,137,594,000		995,438,000		704,533,000
Proceeds from issuance of preferred stock	696,437,000		0		0
Decrease (increase) in deferred loan expenses	(28,867,000)		(3,869,000)		(7,431,000)
Contributions by noncontrolling interests	8,604,000	[1]	2,611,000	[1]	2,255,000	[1]
Distributions to noncontrolling interests	(30,705,000)	[1]	(3,301,000)	[1]	(2,104,000)	[1]
Cash distributions to stockholders	(544,248,000)		(370,223,000)		(333,839,000)
Net cash provided from (used in) financing activities	3,963,817,000		2,043,392,000		(99,093,000)
Increase (decrease) in cash and cash equivalents	31,912,000		96,094,000		12,106,000
Cash and cash equivalents at beginning of period	131,570,000		35,476,000		23,370,000
Cash and cash equivalents at end of period	163,482,000		131,570,000		35,476,000
Supplemental cash flow information:
Interest paid	285,884,000		156,207,000		143,697,000
Income taxes paid	$ 389,000		$ 319,000		$ 854,000

[1]	Includes amounts attributable to redeemable noncontrolling interests. See accompanying notes.